Lease Arrangements - Disclosure Of Detailed Information About Lease Commitments Explanatory (Detail) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Disclosure Of Finance Leases And Operating Leases By Lessee [Abstract]
Lease commitments	$ 2,867	$ 67,935